Document and Entity Information	12 Months Ended
Dec. 30, 2023
Cover [Abstract]
Document Type	DEFA14A
Amendment Flag	false
Entity Registrant Name	FORTUNE BRANDS INNOVATIONS, INC.
Entity Central Index Key	0001519751